Summary of Significant Accounting Policies - Schedule of Earnings Per Share, Basic and Diluted (Detail) - USD ($)			1 Months Ended	3 Months Ended		7 Months Ended
		Mar. 02, 2021	Mar. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Sep. 30, 2021
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss		$ (5,138)	$ (5,182)	$ (260,305)	$ (143)	$ (265,630)
Basic and diluted weighted average shares outstanding	[1]	5,500,000
Basic and diluted net loss per ordinary share		$ 0.00
Common Class A [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss				$ (208,889)		$ (173,101)
Basic and diluted weighted average shares outstanding				25,358,242		10,884,906
Basic and diluted net loss per ordinary share				$ (0.01)		$ (0.02)
Common Class B [Member]
Earnings Per Share Basic And Diluted [Line Items]
Allocation of net loss				$ (51,416)		$ (92,529)
Basic and diluted weighted average shares outstanding				6,241,758		5,818,396
Basic and diluted net loss per ordinary share				$ (0.01)		$ (0.02)

[1]	Excludes an aggregate of up to 825,000 Class B ordinary shares that are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised (see Notes 5 and 8). On June 29, 2021, the Company effected a share capitalization with respect to its Class B ordinary shares of 575,000 shares thereof, effectively increasing the Sponsor shares to 6,325,000 Class B ordinary shares, up to 825,000 of which are subject to forfeiture depending on the extent to which the underwriter’s over-allotment option is exercised.